SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2013
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

PACTERA TECHNOLOGY INTERNATIONAL LTD.

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS
(In thousands of U.S. dollars, except share data, or otherwise noted)

	As of December 31,
	2012	2013
ASSETS
Current Assets:
Cash and cash equivalents	$28,972	$16,100
Other current assets	302	880

Total current assets	29,274	16,980

Investment in subsidiaries and VIE	521,655	545,842

TOTAL ASSETS	$550,929	$562,822

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
Accrued expenses and other payables	$9,944	$12,549

Total current liabilities	9,944	12,549

TOTAL LIABILITIES	9,944	12,549

Shareholders' Equity:
Common shares ($0.00139482 par value; 120,000,000 shares authorized; 88,312,068 and 85,503,321 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	123	119
Additional paid-in capital	502,748	497,391
Shares issuable in connection with business acquisition	1,537	2,503
Retained earnings	17,797	25,634
Accumulated other comprehensive income	18,780	24,626

Total shareholders' equity	540,985	550,273

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$550,929	$562,822

PACTERA TECHNOLOGY INTERNATIONAL LTD.

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS
(In thousands of U.S. dollars, or otherwise noted)

	Years ended December 31,
	2011	2012	2013
Operating expenses
General and administrative	$(7,156)	$(23,074)	$(24,666)
Selling and marketing	(533)	(494)	(925)

Total operating expenses	(7,689)	(23,568)	(25,591)

Interest expense	(43)	—	—
Interest income	607	645	27

Net loss before income from subsidiaries and VIE	(7,125)	(22,923)	(25,564)
Equity in income of subsidiaries and VIE	25,026	25,513	33,401

Net income	$17,901	$2,590	$7,837

PACTERA TECHNOLOGY INTERNATIONAL LTD.

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME
(In thousands of U.S. dollars, or otherwise noted)

	Years ended December 31,
	2011	2012	2013
Net income	$17,901	$2,590	$7,837
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustment	5,738	2,453	5,846

Comprehensive income attributable to Parent Company	$23,639	$5,043	$13,683

PACTERA TECHNOLOGY INTERNATIONAL LTD.

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
(In thousands of U.S. dollars, except share data, or otherwise noted)

	Common shares				Shares to be issued in connection with business acquisition
			Treasury stock	Additional paid-in capital		(Accumulated deficit) Retained earnings	Accumulated other comprehensive income
	Shares	Amount						Total equity
Balance as of January 1, 2011	41,536,412	$58	$—	$176,517	$—	$(12,212)	$10,589	$174,952
Issuance of common shares for share-based compensation	1,075,406	2	—	—	—	—	—	2
Repurchase of common shares	(2)	—	—	—	—	—	—	—
Share option exercise	—	—	—	4,235	—	—	—	4,235
Share-based compensation	—	—	—	5,656	—	—	—	5,656
Vesting of nonvested shares award	108,251	—	—	—	—	—	—	—
Net income	—	—	—	—	—	17,901	—	17,901
Foreign currency translation adjustments	—	—	—	—	—	—	5,738	5,738
Comprehensive income

Balance as of December 31, 2011	42,720,067	60	—	186,408	—	5,689	16,327	208,484
Issuance of common share for share based compensation	2,150,814	3	—	11	—	—	—	14
Issuance of common shares as a result of merger of equals with VanceInfo	43,441,188	60	—	326,718	—	—	—	326,778
Balance brought forward from VanceInfo as a result of merger	—	—	—	(11,407)	619	9,518	—	(1,270)
Stock option exercise	—	—	—	1,933	—	—	—	1,933
Repurchase of common shares	(1)	—	—	—	—	—	—	—
Share-based compensation	—	—	—	11,125	—	—	—	11,125
Acquisition of non-controlling interest	—	—	—	(12,040)	—	—	—	(12,040)
Shares issuable in connection with business acquisition	—	—	—	—	918	—	—	918
Net income	—	—	—	—	—	2,590	—	2,590
Foreign currency translation adjustments	—	—	—	—	—	—	2,453	2,453

Balance as of December 31, 2012	88,312,068	123	—	502,748	1,537	17,797	18,780	540,985
Repurchase of common shares	(4,643,359)	—	(29,907)	(93)	—	—	—	(30,000)
Cancelation of common shares and treasury stock	(379,278)	(4)	18,678	(18,674)	—	—	—	—
Reissuance of treasury stock for share based compensation	1,743,359	—	11,229	(11,229)	—	—	—	—
Issuance of common share for business acquisition	319,556	—	—	2,464	(2,464)	—	—	—
Stock option exercise	—	—	—	4,201	—	—	—	4,201
Vesting of nonvested shares award	150,975	—	—	—	—	—	—	—
Share-based compensation	—	—	—	23,000	—	—	—	23,000
Vesting of nonvested shares of a subsidiary	—	—	—	(1,363)	—	—	—	(1,363)
Acquisition of non-controlling interest	—	—	—	(3,592)	—	—	—	(3,592)
Disposal of variable interest entity	—	—	—	(71)	—	—	—	(71)
Shares issuable in connection with business acquisition	—	—	—	—	3,430	—	—	3,430
Net income	—	—	—	—	—	7,837	—	7,837
Foreign currency translation adjustments	—	—	—	—	—	—	5,846	5,846

Balance as of December 31, 2013	85,503,321	$119	$—	$497,391	$2,503	$25,634	$24,626	$550,273

The accompanying notes are an integral part of these financial statements.

PACTERA TECHNOLOGY INTERNATIONAL LTD.

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS
(In thousands of U.S. dollars, or otherwise noted)

	Years ended December 31,
	2011	2012	2013
Cash flows from operating activities:
Net income	$17,901	$2,590	$7,837
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries and VIE	(25,026)	(25,513)	(33,401)
Share-based compensation expenses	5,656	11,064	22,858
Change in fair value of contingent consideration	981	(531)	(102)
Changes in operating assets and liabilities, net of effects of business acquisitions:
Other long-term assets	10	—	—
Intercompany receivables	9,693	4,591	13,495
Other current assets	(11,574)	110	(578)
Accrued expenses and other payables	—	8,193	2,605
Other current liabilities	(9,188)	—	—

Net cash (used in) provided by operating activities	(11,547)	504	12,714

Cash flows from investing activities:
Dividends received	1,411	—	—
Investment income received from subsidiary	—	200	—
Deferred and contingent consideration paid for business acquisitions	—	(782)	—

Net cash provided by (used in) investing activities	1,411	(582)	—

Cash flows from financing activities:
Repayment of short-term bank borrowings	(40,000)	—	—
Proceeds from issuance of common shares for share based compensation	5,291	1,988	4,414
Deferred and contingent consideration paid for business acquisitions	(4,014)	—	—
Repurchase of common shares	—	—	(30,000)

Net cash (used in) provided by financing activities	(38,723)	1,988	(25,586)

Net (decrease) increase in cash and cash equivalents	(48,859)	1,910	(12,872)

Cash and cash equivalents at the beginning of year	75,921	27,062	28,972

Cash and cash equivalents at the end of year	$27,062	$28,972	$16,100

PACTERA TECHNOLOGY INTERNATIONAL LTD.

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO THE FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2011, 2012 AND 2013
(In thousands of U.S. dollars, or otherwise noted)

1. BASIS OF PREPARATION

        The condensed financial information of the Parent Company, Pactera Technology International Ltd., has been prepared using the same accounting policies as set out in the Company's consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIE.

        The condensed financial information is provided, because the restricted net assets of the Company's subsidiaries were over the 25% of the consolidated net assets of the Company as of December 31, 2013.

2. INVESTMENTS IN SUBSIDIARIES AND VIE

        For the purpose of the Parent Company's stand-alone financial information, investments in subsidiaries and VIE are reported using the equity method of accounting. The Parent Company's share of income from the subsidiaries and VIE was reported in the single line item of equity in income of subsidiaries and VIE. Under the equity method, the Parent Company ceases to record its share of the losses once the carrying value of the investment has been reduced to zero unless the Parent Company has the obligation to fund losses in its subsidiaries and VIE.